Note 38 - Operating Segments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total revenue	$ 100,002	$ 75,826	$ 68,399
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue	$ 100,002	$ 75,826	$ 68,399